Statements of Cash Flows (USD $)	12 Months Ended
	Feb. 29, 2012	Feb. 28, 2011	Feb. 28, 2010
Cash flows from operating activities
Net loss	$ (88,230)	$ (58,791)	$ (124,383)
Changes in operating assets and liabilities:
Prepayments	(364)	365	(365)
Accrued Income	487	133	(620)
Accounts payable	(85)	85	(1,212)
Accrued liabilities	(32,624)	16,601	(28,245)
Due from stockholders	(4,582)	0	(7,555)
Net cash used in operating activities	(125,398)	(41,607)	(162,380)
Cash flows from financing activities
Advances from related parties	262,242	75,293	173,227
Advances to related parties	(860,000)	(150)	0
Net cash provided by/(used in) financing activities	(597,758)	75,143	173,227
Net increase/(decrease) in cash and cash equivalents	(723,156)	33,536	10,847
Cash and cash equivalents, beginning of year	852,251	818,715	807,868
Cash and cash equivalents, end of year	$ 129,095	$ 852,251	$ 818,715